Accounting policies - Summary of Statement of Profit or Loss and Other Comprehensive Income (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2024 EUR (€) € / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2023 EUR (€) € / shares shares
Disclosure of changes in accounting estimates [line items]
Revenue | $	$ 2,231,000		$ 1,835,000	[1]			$ 1,555,000	[1]
Direct and marketing expenses | $	(1,565,000)		(1,374,000)	[1]			(1,231,000)	[1]
General and administrative expenses | $	(176,000)		(175,000)	[1]			(159,000)	[1]
Depreciation and amortization expense | $	(74,000)		(84,000)	[1]			(89,000)	[1]
Impairment of assets | $	(68,000)		(40,000)	[1]			(39,000)	[1]
Gain on disposal of business | $	0		44,000	[1],[2]			0	[1],[2]
Other operating income | $	9,000		7,000	[1]			7,000	[1]
Finance income | $	11,000		11,000	[1]			10,000	[1]
Finance expense | $	(11,000)		(7,000)	[1]			(3,000)	[1]
Change in fair value of options | $	0		(14,000)	[1]			(31,000)	[1]
Share of post-tax profit of equity accounted investments | $	(1,000)		1,000	[1]			0	[1]
Profit before taxation | $	356,000		204,000	[1]			20,000	[1]
Income tax expense | $	(138,000)		(81,000)	[1]			(28,000)	[1]
Profit/(loss) for the period | $	218,400		122,800	[1],[2],[3]			(8,100)	[1],[2],[3]
Profit/(loss) for the period attributable to:
Owners of the parent | $	217,000		123,000	[1]			(10,000)	[1]
Non-controlling interest	1,000	€ 0	0	[1]			2,000	[1]	€ 0
Profit/(loss) for the period | $	218,400		122,800	[1],[2],[3]			(8,100)	[1],[2],[3]
Other comprehensive income/(loss) that may be reclassified subsequently to profit or loss, net of tax
Foreign currency translation | $	70,000		(20,000)	[1]			15,000	[1]
Change in fair value of investment in non-listed equity | $	0		0	[1]			(1,000)	[1]
Other comprehensive income/(loss) for the period | $	70,000		(20,000)	[1],[3]			14,000	[1],[3]
Total comprehensive income for the period | $	288,000		103,000	[1],[3]			6,000	[1],[3]
Total comprehensive income for the period attributable to:
Owners of the parent | $	287,000		103,000	[1]			4,000	[1]
Non-controlling interest	1,000		0	[1]			2,000	[1]	€ 2,000
Total comprehensive income for the period | $	$ 288,000		$ 103,000	[1],[3]			$ 6,000	[1],[3]
Weighted average number of ordinary shares, basic (in shares) | shares	505,336,489	505,336,489	501,803,294	[1]	501,803,294	[1]	498,243,792	[1]	498,243,792	[1]
Weighted average shares outstanding, diluted (in shares) | shares	507,843,609	507,843,609	503,697,933	[1]	503,697,933	[1]	498,243,792	[1]	498,243,792	[1]
Earnings/(loss) per share, basic (in dollars per share) | $ / shares	$ 0.4304		$ 0.2448	[1]			$ (0.0205)	[1]
Earnings/(loss) per share, diluted (in dollars per shares) | $ / shares	$ 0.4283		$ 0.2438	[1]			$ (0.0205)	[1]
Previously stated
Disclosure of changes in accounting estimates [line items]
Revenue					€ 1,697,000				€ 1,436,000
Direct and marketing expenses					(1,270,000)				(1,137,000)
General and administrative expenses					(162,000)				(148,000)
Depreciation and amortization expense					(78,000)				(82,000)
Impairment of assets					(37,000)				(36,000)
Gain on disposal of business					40,000
Other operating income					7,000				6,000
Finance income					10,000				9,000
Finance expense					(6,000)				(3,000)
Change in fair value of options					(13,000)				(29,000)
Share of post-tax profit of equity accounted investments					1,000
Profit before taxation					189,000				16,000
Income tax expense					(75,000)				(25,000)
Profit/(loss) for the period					114,000				(9,000)
Profit/(loss) for the period attributable to:
Owners of the parent					114,000				(11,000)
Non-controlling interest									2,000
Profit/(loss) for the period					114,000				(9,000)
Other comprehensive income/(loss) that may be reclassified subsequently to profit or loss, net of tax
Foreign currency translation					17,000				0
Change in fair value of investment in non-listed equity									(1,000)
Other comprehensive income/(loss) for the period					17,000				(1,000)
Total comprehensive income for the period					131,000				(10,000)
Total comprehensive income for the period attributable to:
Owners of the parent					131,000				(12,000)
Total comprehensive income for the period					€ 131,000				€ (10,000)
Weighted average number of ordinary shares, basic (in shares) | shares			501,803,294		501,803,294		498,243,792		498,243,792
Weighted average shares outstanding, diluted (in shares) | shares			503,697,933		503,697,933		498,243,792		498,243,792
Earnings/(loss) per share, basic (in dollars per share) | € / shares					€ 0.2254				€ (0.0212)
Earnings/(loss) per share, diluted (in dollars per shares) | € / shares					€ 0.2245				€ (0.0212)

[1]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.
[2]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined under note 2.3 - Change in presentation currency.
[3]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.